Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Revenues
Total revenues	$ 1,967,277	$ 2,306,379	$ 6,152,022	$ 9,052,411
Cost of revenues
Total cost of revenues excluding depreciation and amortization	1,317,465	1,567,783	4,140,399	6,713,504
Gross profit	649,812	738,596	2,011,623	2,338,907
Selling, general and administrative expenses	1,166,657	1,868,714	4,432,550	6,745,357
Operating income (loss) from continuing operations	(516,845)	(1,130,118)	(978,459)	(4,406,450)
Gain on sale of equity investment and settlement of contingent consideration receivable	382,525	0	382,525	0
Other income (expense), net	3,113	3,188	3,335	3,977
Interest expense	(18,725)	(20,437)	(90,982)	(59,574)
Income (loss) from continuing operations before income taxes	(149,932)	(1,147,367)
Provision for income taxes	0	23,000	0	789,573
Net income (loss) from continuing operations	(149,932)	(1,170,367)	(929,106)	(5,251,620)
Loss from discontinued operations	0	(3,530,152)	(335,993)	(3,052,648)
Net income (loss)	$ (149,932)	$ (4,700,519)	$ (1,265,099)	$ (8,304,268)
Basic and diluted loss per share from continuing operations (in dollars per share)	$ (0.08)	$ (0.64)	$ (0.48)	$ (2.97)
Basic and diluted loss per share from discontinued operations (in dollars per share)	0	(1.92)	(0.17)	(1.73)
Basic and diluted net loss per share (in dollars per share)	$ (0.08)	$ (2.56)	$ (0.65)	$ (4.7)
Gain on litigation settlement			$ (1,442,468)	$ 0
Loss from continuing operations before income taxes and equity in net loss of affiliate			(683,581)	(4,462,047)
Net loss from continuing operations before equity in net loss of affiliate			(683,581)	(5,251,620)
Equity in net loss of affiliate			$ (245,525)	$ 0
Weighted average common shares outstanding
Basic and diluted (in shares)	1,939,790	1,838,213	1,929,067	1,768,853
Professional Fees [Member]
Revenues
Total revenues	$ 1,921,300	$ 2,114,012	$ 5,992,715	$ 6,458,534
Cost of revenues
Total cost of revenues excluding depreciation and amortization	1,268,820	1,467,065	3,979,059	4,283,365
Software Sales [Member]
Revenues
Total revenues	45,977	192,367	159,307	2,593,877
Cost of revenues
Total cost of revenues excluding depreciation and amortization	$ 48,645	$ 100,718	$ 161,340	$ 2,430,139